Related Party Transactions (Compensation to Key Management Personnel) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Total	$ 44	$ 82
Salaries and other short-term benefits	13	16
Share-based compensation	18	55
Post-employment benefits	3	4
Termination benefits	$ 10	$ 7